Income Tax (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Income Tax [Abstract]
Schedule of income tax expenses
	For the Six Months Ended December 31,
	2022	2021
Current income tax expense	$15,161	$22,027
Deferred income tax benefit	(7,983)	(143,245)
Income tax expense (benefit)	$7,178	(121,218)

	For the Years Ended June 30,
	2022	2021	2020
Current income tax expense	$478,349	$16,875	$26,120
Deferred income tax expense (benefit)	(2,115,834)	325,281	65,871
Income tax expense (benefit)	$(1,637,485)	$342,156	$91,991

Schedule of reconciliation statutory income tax rate and effective tax rate
	For the Years Ended June 30,
	2022	2021	2020
Statutory tax rate	25.00%	25.00%	25.00%
Effect of tax holiday and preferential tax benefit	35.21%	(18.74)%	(20.27)%
Effect of research and development credits	6.66%	(14.21)%	(5.66)%
Effect of other non-deductible expenses	(0.46)%	0.12%	0.05%
Effect of change in valuation allowance	(54.92)%	16.40%	3.30%

Effective tax rate	11.49%	8.57%	2.43%

Schedule of deferred tax assets and deferred tax liabilities
	June 30, 2022	June 30, 2021
Deferred tax assets
Allowance for doubtful accounts receivables and other receivables	$1,741,394	$69,989
Net operating loss carrying forwards	3,744,239	990,697
Share-based compensation	1,926,942	—
Unrealized profit	3,212,027	—
Donation expenditure	—	39,882
Operating lease liabilities	—	163,680
Advertising expense	—	12
Total deferred tax assets	10,624,602	1,264,260

Deferred tax liabilities
Intangible assets recognized from acquisition of Beijing Deran	(209,612)	—
Operating lease right of use assets	—	(167,888)

Deferred tax assets	10,414,990	1,096,372
Less: Valuation allowance	(8,430,810)	(919,935)
Deferred tax assets, net	$1,984,180	$176,437

Schedule of valuation allowance of deferred tax asset
	June 30, 2022	June 30, 2021	June 30, 2020
Balance at beginning of the year	$919,935	$227,150	$105,619
Additions of valuation allowance	7,827,672	654,598	125,128
Foreign currency translation adjustments	(316,797)	38,187	(3,597)
Balance at end of the year	$8,430,810	$919,935	$227,150

Schedule of cumulative net operating loss
	Amount	Earliest year of expiration if not utilized
Tax jurisdiction
PRC	$18,366,570	2023